Stockholders Deficit (Details 2) (Employees and Directors Stock Option, USD $)	9 Months Ended
Sep. 30, 2014
Employees and Directors Stock Option
Weighted-average fair value of options granted	$ 0.09
Weighted-average assumptions:
Risk-free interest rate	0.65%
Dividend yield
Expected volatility	1.09%
Expected option life (years)	2 years 6 months 29 days